Employee benefit expenses - Summary of PRC Members Employee Benefit Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	¥ 195,462	¥ 153,815	¥ 111,794
Welfare expenses	8,637	8,866	7,500
Housing funds	14,799	11,465	7,996
Contributions to pension plans	20,137	26,446	19,573
Share-based compensation expenses	29,951	35,884	29,644
Employee benefits expense	¥ 268,986	¥ 236,476	¥ 176,507